Employee Benefits - Schedule of Plan Assets Invested (Detail)	Dec. 31, 2023	Dec. 31, 2022
Puerto Rico [member]
Disclosure of fair value of plan assets [line items]
Equity instruments	42.00%	40.00%
Debt instruments	23.00%	24.00%
Others	35.00%	36.00%
Total	100.00%	100.00%
Brazil [member]
Disclosure of fair value of plan assets [line items]
Debt instruments	91.00%	92.00%
Others	9.00%	8.00%
Total	100.00%	100.00%
Mexico [member]
Disclosure of fair value of plan assets [line items]
Equity instruments	76.00%	74.00%
Debt instruments	24.00%	26.00%
Total	100.00%	100.00%